Other liabilities and provisions	12 Months Ended
Dec. 31, 2022
Other liabilities and provisions
Other liabilities and provisions

12. Other liabilities and provisions

Provisions include the following:

	2021	2022
	EUR k	EUR k
Contract termination provisions	—	61,320
Provisions (non-current)	—	61,320
Provision for onerous contracts	40,455	1,922
Contract termination provisions	81,587	—
Provisions (current)	122,042	1,922
Total Provisions (current & non-current)	122,042	63,242

Below are movements during the period:

EUR k

As of January 1, 2022	122,042
additions	16,460
used (amounts charged against the provision)	(31,606)
unused amounts reversed	(71,694)
reclassified from accounts payable	28,040
As of December 31, 2022	63,242
Current	1,922
Non-current	61,320

Other liabilities include the following:

	2021	2022
	EUR k	EUR k
Other (e.g. license liabilities, Deferred Tax Liability)	264	19
Other liabilities (non-current)	264	19
Personnel accrued liabilities (e.g. bonus, vacation)	7,210	7,778
Grants from government agencies and similar bodies	3,167	2,021
Outstanding invoices	35,242	28,146
Professional fees	1,183	1,344
VAT and other taxes (real estate transfer taxes)	924	924
Other	305	278
Other liabilities (current)	48,031	40,491
Total other liabilities (current & non-current)	48,295	40,510

In 2022, EUR 440k (2021:EUR 66,394k) of the grants from government agencies and similar bodies were recognized as other operating income.

The provision for onerous contracts relates to the CRO agreements and are expected to be used within one year from December 31, 2022. All amounts recognized as of December 31, 2022 arose during 2021, no additional provisions were made or utilized in 2022 and EUR 38,533k were reversed during the year (as described in Note 3.4). As described in Note 2, when initially measuring onerous contract provisions relating to CRO agreements, judgment was required in estimating the cost of the remaining services, particularly in estimating the number of participants completing the clinical trials. Due to the passage of time and thus additional visibility into how events actually transpired in 2022, little uncertainty in the amount and timing of remaining cash outflows remains as of December 31, 2022.

Contract termination provisions relate to amounts which the Company expects to pay out to settle its obligations under certain CMO contracts which it has terminated. All amounts recognized as of December 31, 2022 arose during 2021 except for EUR 16,460k in additional provisions made in 2022. EUR 31,605k provisions were utilized, EUR 28,040k were reclassified as a provision from accounts payable and EUR 33,162k were reversed during the year. As described in Note 2, judgment is required in estimating these amounts. The amount of the outflow of resources to settle the obligations to which these provisions relates may vary from the provision amount recognized as of December 31, 2022 due to potential variability in the amount required to be paid to ultimately release the company from its remaining obligations under the CMO contracts, including as a result of arbitration decisions. Contract terminations provisions have an expected maturity between one to five years from December 31, 2022 and are thus classified in Provisions (non-current).

The accrued liability for other taxes consists of real estate transfer taxes in the amount of EUR 924k (2021: EUR 924k).

As described in Note 3.7, CEPI requested a partial reimbursement of unspent funds up to USD 1,000k.